UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21479

                    MADISON HARBOR BALANCED STRATEGIES, INC.
               (Exact name of registrant as specified in charter)

                                    --------

                              The Chrysler Building
                              405 Lexington Avenue
                                   47th Floor
                               New York, NY 10174
               (Address of principal executive offices) (Zip code)

                              The Chrysler Building
                              405 Lexington Avenue
                                   47th Floor
                               New York, NY 10174
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-380-5500

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                    DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1.    REPORTS TO SHAREHOLDERS.

Included herein pursuant to Rule 30e-1 under the Investment Company Act of 1940.


                                                                 [LOGO OMITTED]
                                                                   ---------
                                                                    Madison
                                                                     Harbor
                                                                    Capital
                                                                   ---------
--------
        Madison Harbor Balanced Strategies, Inc.
        Access to Private Real Estate Opportunities
---------------------------------------------------

[GRAPHIC OMITTED]

                                                                   ANNUAL REPORT
                                                                  March 31, 2005

Our Mission

Our mission is to serve institutional and high net worth investors with timely and distinctive investment strategies organized as real estate multi-manager offerings. Through funds that are organized periodically as market conditions dictate, we strive to provide investors with a proper balance of risk and return, consistent above average investment performance, and attentive service at a reasonable cost.

By placing the interests of our investors first, Madison Harbor will always be recognized as a premier investment manager of real estate private equity investments with unparalleled access to managers that are best-in-class.

Through this process, we will create an enduring enterprise, which is independently owned and that offers challenge, growth and continuity for the high-quality individuals who comprise our team in a culture of integrity and excellence.










--------------------------------------------------------------------------------
This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of Madison Harbor Balanced Strategies, Inc. (the "Fund") unless accompanied or preceded by the Fund's current private placement memorandum and supplements thereto.

Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Letter To Shareholders



May 25, 2005


Dear Shareholder:

This is the first Annual Report of Madison Harbor Balanced Strategies, Inc. (the "Fund"), which initiated operations on January 28, 2005. Because the Fund has a March 31st fiscal year end, the financial statements represent only the first two months of operations of the Fund, during which time the majority of the Fund's assets have been invested in short-term marketable securities. Beginning with this report, we commit to provide you with straight-forward quarterly overviews about the Fund and its underlying investments.

The objective of the Fund is to generate attractive risk adjusted returns by investing with a number of professional real estate managers in value added and opportunistic real estate strategies ("Underlying Funds"), which are not typically available to individual investors. We believe private real estate investments can be an important part of a balanced investment portfolio due to the current yield, stability and low correlation of return with other asset classes. We further believe that diversification of investments within the real estate asset class is essential in order to maximize the opportunity to achieve preservation-of-capital objectives. This Fund is specifically designed and managed to meet those objectives.

We believe that the investment environment we face is unprecedented and we must, and will be, exceedingly prudent during our due diligence reviews. To date we have reviewed over one hundred funds as we begin the process of constructing a portfolio of investments that we believe will achieve the objectives of the Fund. From the proceeds of our first two closings, we have committed approximately one-third to private equity real estate funds. In order for our investment committee to approve an Underlying Fund for investment, we conduct extensive due diligence on each Underlying Fund manager's investment philosophy and strategies, organization, track record and investment structure. We anticipate being fully committed to several real estate funds pursuing real estate investment strategies consistent with the Fund's objective within a year of the final close of the Fund. It will take time to invest the capital of the Fund prudently; however, we believe patience will be rewarded and that the selected Underlying Funds, which are described herein, have excellent investment strategies for the current environment.

To date our shareholders have received cumulative dividends of $4.22 per share, generated solely from the Fund's operations. These distributions are consistent with our philosophy of prudence and transparency with respect to the management of the Fund, and stand in contrast to the practices of other funds that pay a fixed current dividend at times well in excess of their earnings. We know that you, as sophisticated investors, will appreciate the value of conservative investment and distribution policies, which are in the long-term best interests of shareholders.

We are grateful to have your confidence as investors and expect that we will have a profitable relationship. Please contact us should you have any questions or comments.


[SIGNATURE OMITTED]                                  [SIGNATURE OMITTED]
/s/ Richard W. Maine                                 /s/ Edward M. Casal
--------------------                                 -------------------
Richard W. Maine                                     Edward M. Casal
Chairman and                                         Chief Executive Officer and
Portfolio Manager                                    Chief Investment Officer


                                    Madison Harbor Balanced Strategies, Inc. : 1

OUR VIEW

May 25, 2005


At the surface, the U.S. economy and the commercial real estate market both appear to be healthy with positive outlooks. Below the surface however, the situation is more fragile with risk factors not currently reflected in current valuations and spreads. We believe the U.S. market is now at an uncertain point with some markets beginning to show signs of fundamental improvement, and others showing classic signs of excess. In navigating the ensuing investment horizon, we believe it is imperative that one not consider the U.S. monolithically but rather with analytical discipline and realistic assessment of the risks and opportunities ahead.

--------------------------------------------------------------------------------
THE U.S. ECONOMY

The U.S. economy is now into its fourth year of steady GDP growth. Productivity rates remain high. Corporate profits are currently at 8% of GDP (a post-World War II record), inflation is low, and baby boomers are in their peak earning years before retirement while Gen Y approaches adulthood and their working years. The U.S. continues to have positive population growth and business leaders who heretofore have been tentative and cautious toward business expansion have now begun funding capital expenditures and hiring new employees.

But all signs are not positive. The aggressive, stimulative actions in monetary and fiscal policies engineered following the stock and technology market collapse in 2000 have today led to record budget and current account deficits. Total U.S. debt is at record levels, oil has been repriced higher, the dollar is on a downtrend, job recovery has been weak and interest rates remain artificially below equilibrium. Finally, the stock market, despite occasional rallies, is mired in a secular bear market trend as investor expectations build that GDP and profit growth, while remaining positive, will both moderate going forward. This is set against the broader global backdrop that is still disinflationary with intensifying competition spawned by the integration of China, India and Eastern Europe into the global trading system.

--------------------------------------------------------------------------------
THE U.S. PROPERTY MARKET

Beginning in 2000 the U.S. commercial property market was shocked, not by overbuilding, but by a sudden and massive drop in the demand for space across property types. This was further aggravated by the events of 9/11. Over the following three years, demand remained tepid with vacancies rising, rental rates falling and cash flows declining. Yet with the excess liquidity in the system following the stock market sell-off and artificially low interest rates, investor demand for income producing commercial real estate soared and return multiples compressed. The property market, which has not seen a major correction in real estate values in over 15 years, saw 2004 transactional volume soar by 38% year over year to $167 billion, a doubling in three years. Private real estate, as measured by the NCREIF Property Index recorded a 14.5% total return, resulting in a 10.9% compounded return for the 10-year period. Publicly traded REITs have outperformed the stock market by 156% over the past five years and currently trade at multiples that are flat with the S&P compared with one third of S&P multiples as recently as 2000.


2 : Madison Harbor Balanced Strategies, Inc.

It is just within the past three quarters that the decline trend in real estate fundamentals bottomed out in certain markets with leasing demand building, vacancies declining and rental rates firming. The office sector is beginning to benefit from the improving job formation picture, and higher interest rates have benefited the rental apartment market by reducing the comparable affordability of single family housing. Nevertheless, the immediate situation is that most stabilized real estate is priced to perfection with the property market operating performance needing to grow into today's pricing.

--------------------------------------------------------------------------------
A POINT OF TRANSITION

We have never felt that this particular economic recovery had a typical V-shaped potential for GDP or job growth and we certainly do not see it now. We continue to expect a "grinding" recovery, supported by measured support from the Fed. Given the highly leveraged nature of the U.S., the Fed has and will remain constrained about the pace at which it increases interest rates and ratchets down the money supply. In addition, there are certain technical factors (e.g., pension fund asset reallocations toward long term bonds) that will also continue to modulate interest rate increases. The Fed knows that whenever it has raised interest rates in the past that it has caused unintended financial accidents. This time, despite a low tolerance for such accidents, we expect the Fed to remain resolute in restoring a normal interest rate balance.

As a result, we believe that real estate is now in the early stages of transition. This began with the Federal Reserve's shift in policy in mid-2004 away from low interest rates and aggressive growth in the money supply. Our view is that the Fed will continue to step the Federal Funds rate to 3 1/2%, then hold and assess the impact. A flattening of the yield curve and move toward 5% 10-year Treasuries and away from the 4% trading range of the past several years should be a constructive step for real estate by discouraging speculative buying built around negative real interest rate costs. As a result, we expect that market fundamentals of occupancy, rental rates and cash flows will improve. We are encouraged by the trend toward improved fundamentals because this is central to sound real estate investing. A move back in the direction of higher current income and overall rates of return should be achievable with interest rates restored to equilibrium levels and the U.S. economy maintaining low inflation and annual GDP growth of 3 1/2%. We caution investors however that the real estate market is currently susceptible to "headline risk" as we may also see property values moderate their growth and even break down in selected markets and property types.

Our investment strategy remains focused on investing with the managers of real estate private equity funds who understand the fragile nature of today's market, have strategies that we believe are appropriate for today's environment, and have the demonstrated track record of remaining disciplined in the execution of those strategies. Long-term, U.S. property market fundamentals are the best in the world, but to benefit from them, investors must first successfully navigate the transition period ahead.


                                    Madison Harbor Balanced Strategies, Inc. : 3

MANAGER HIGHLIGHTS




WE HAVE APPROVED FOR INVESTMENT FIVE UNDERLYING FUNDS WITH LEADING INVESTMENT MANAGERS, LISTED BELOW, AND CONTINUE TO REVIEW INVESTMENT OPPORTUNITIES. WE EXPECT TO APPROVE AND INVEST IN FOUR TO SIX ADDITIONAL UNDERLYING FUNDS BY YEAR END.



LEGACY PARTNERS OFFICE AND R&D Fund I--Invests in office properties in western markets, primarily Southern California, the San Francisco Bay Area, Denver and Seattle seeking to acquire properties which have suffered from lack of demand due to the decline in technology investment or which are in need of substantial renovation. The management team at Legacy is the former west coast unit of the Lincoln Property Company.


LEGG MASON REAL ESTATE CAPITAL II, INC.--Makes short term loans to real estate operators that seek significant improvements to their properties' performance as a result of capital improvements, re-leasing, improved management and re-positioning. This is the fourth real estate debt fund managed by this team. This fund targets the West, Southwest, Southeast and Mid-Atlantic markets.


MMA/TRANSWESTERN MEZZANINE REALTY PARTNERS II--Utilizes the vast network of MMA Realty Capital, Inc. (formerly MONY Realty Capital, Inc.) and Transwestern to source and analyze subordinated loans to borrowers who pursue stabilized and value added investments in real estate on a nationwide basis.


OCH-ZIFF REAL ESTATE FUND--Acquires properties while seeking high returns through opportunistic investing guided by timely macro economic fundamental themes and complex structuring.


RREEF AMERICA REIT III, INC.--Makes equity investments in value added real estate ventures nationwide. The Fund's activities include direct acquisitions, physical improvements, market re-positionings, active management and sales of well-located apartment, industrial, retail and office properties in major metropolitan markets. The Fund also invests in new speculative development projects.


 4  : Madison Harbor Balanced Strategies, Inc.

PORTFOLIO OVERVIEW



As of May 25, 2005, approximately one-third of the capital raised by the Fund has been committed to three Underlying Funds, which has begun to be called, or shortly will be called, for investment by the Underlying Fund managers. The balance is currently invested in the Managed Accountsub-advised by Conning Asset Management, in short-term and REIT-qualifying securities, awaiting to be invested in Underlying Funds when called and as we source attractive real estate opportunities.

                                                                             INVESTMENT
                                                                            ($ MILLIONS)
                                                          ------------------------------------------------

                                                           COMMITMENT          MARCH 31,        MAY 25,
     SUBSCRIBED UNDERLYING FUNDS                          ($ MILLIONS)           2005            2005
----------------------------------------------------------------------------------------------------------
1.   MMA/Transwestern Mezzanine Realty Partners II          $ 1.478             $ 0.223         $  0.223
2.   Legacy Partners Office and R&D Fund I                  $ 1.500             $     -         $      -
3    Legg Mason Real Estate Capital II, Inc.                $ 1.500             $     -         $      -


     APPROVED INVESTMENTS
----------------------------------------------------------------------------------------------------------

4.   Och-Ziff Real Estate Fund                              $     -             $     -         $      -
5.   RREEF America REIT III, Inc.                           $     -             $     -         $      -


     MANAGED ACCOUNT
----------------------------------------------------------------------------------------------------------

1. Short-Term and REIT-Qualifying Securities
Sub-Advised by Conning Asset Management                     $  NM               $   9.9         $   12.0


--------------------------------------------------------------------------------
FUND PERFORMANCE

During the period from January 28, 2005 through March 31, 2005, the Fund was 97% invested in short-term marketable securities and achieved a total return of 0.31%, after the reimbursement of certain expenses from the Fund's Adviser. For comparison, during this same period, the Lehman Brothers Short-Term Government/Corporate Index returned 0.34%. Over time, as the Fund invests more of its capital in Underlying Funds and fully implements its cash management strategy for uninvested capital, we will compare the performance of the Fund to a blended index consisting of two components: an appropriate cash management index and the NCREIF Property Index. The relative weighting of these two components in the blended index will be in direct proportion to the Fund's then-current allocation between cash management securities and capital invested in Underlying Funds.1



--------------
 1 Prior to being invested in Underlying Funds, proceeds from offerings are invested in a cash management account (the "Managed Account"), sub-advised by Conning Asset Management Company. The Managed Account invests in short-term and REIT-qualifying securities. The Lehman Brothers Short-Term Government/Corporate Index, represents the total return from investment grade, publicly issued government and corporate securities with maturities between one and twelve months. The NCREIF Property Index, produced by the National Council of Real Estate Investment Fiduciaries, is an unlevered, real estate performance return of (non-agricultural) investment grade, income producing apartment, industrial, office and retail properties. Performance data for the Fund reflects an expense limitation currently in effect. Without the expense limitation, total return for the Fund would have been lower.


                                    Madison Harbor Balanced Strategies, Inc. : 5

INVESTMENT HIGHLIGHTS




BELOW ARE SEVERAL HIGHLIGHTS OF SOME OF THE PROPERTIES OF THE SUBSCRIBED UNDERLYING FUNDS.

[GRAPHIC OMITTED] MMA/Transwestern has provided the owners of The Atherton with a mezzanine loan. Built in 2001, The Atherton is a 10-story high-rise condo conversion project totaling 123 units with 4,487 square feet of retail space and a 153-space underground parking garage, located in the Ballston submarket of Arlington, Virginia. The building includes an outdoor pool, patio area, a large common area with fireplace, fitness center, business center, conference center, and media room. The project is well located in a strong condominium market where demand outpaces limited supply. Just minutes from Washington, DC, the property is within walking distance of many amenities, including two MetroRail stations.


[GRAPHIC OMITTED] MMA/Transwestern has provided a mezzanine loan to the owners of 1201 Louisiana, a 35-story multi-tenant office building located in the central business district of Houston, TX. The building's largest tenant (the Houston Metro Transit Authority, 193,414 square feet) vacated the building in April 2005, at the end of their lease term. The borrower has already signed a lease for the majority of this space with Total Petrochemicals, which is a subsidiary of the French oil giant Total. The borrower is aggressively pursuing the early renewal of several tenants in the building which, if successful, would allow the building to be sold and the loan to be paid off as early as next year.


[GRAPHIC OMITTED] Legacy Partners Office and R&D Fund I has purchased 101
                  Lincoln Centre Drive, a six-story Class A office building consisting of 105,219 square feet, currently 72% occupied by a single tenant. Located in Foster City, California, the property sits at the foot of the San Mateo Bridge, with frontage along the San Francisco Bay. Applera Corporation, a life sciences company consisting of two business groups--the Applied Biosystems Group and the Celera Genomics Group--currently occupies 75,140 square feet with a lease to expire in 2014.


[GRAPHIC OMITTED] Legacy Partners Office and R&D Fund I has also purchased
                  Baytech Drive, a four-building Class A office/R&D project, located in San Jose, California. This 100% built-out project totals 188,825 square feet in a highly visible location in Silicon Valley. Three single-story buildings and one two-story building at the project were originally developed by Legacy Partners in 1997 and sold in 1999. Currently, 13% of the project is leased to Applied Imaging Corporation under a lease expiring in 2009.


6 : Madison Harbor Balanced Strategies, Inc.

FINANCIAL STATEMENTS
March 31, 2005



TABLE OF CONTENTS

                                                                                           Page
Report of Independent Registered Public Accounting Firm ........................              7
Financial Statements:
   Statement of Assets and Liabilities .........................................              8
   Schedule of Investments .....................................................              8
   Statement of Operations .....................................................              9
   Statement of Changes in Net Assets ..........................................              9
   Financial Highlights ........................................................             10
   Notes to Financial Statements ...............................................       11 to 14



REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

THE SHAREHOLDERS OF MADISON HARBOR BALANCED STRATEGIES, INC.:

We have audited the accompanying statement of assets and liabilities of Madison Harbor Balanced Strategies, Inc. (the "Fund"), including the schedule of investments, as of March 31, 2005, and the related statements of operations, changes in net assets and financial highlights for the period January 28, 2005 (commencement of operations) to March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2005 by correspondence with the underlying investment fund. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Madison Harbor Balanced Strategies, Inc. as of March 31, 2005, and the results of its operations, its changes in net assets and its financial highlights for the period January 28, 2005 (commencement of operations) to March 31, 2005, in conformity with U.S. generally accepted accounting principles.


[SIGNATURE OMITTED]
KPMG LLP

New York, New York
May 3, 2005


                                    Madison Harbor Balanced Strategies, Inc. : 7

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2005


ASSETS
Cash and cash equivalents ....................................................................     $ 9,895,103
Investments at fair value (cost $222,752) ....................................................         222,752
Due from Adviser .............................................................................         102,526
Offering costs, net of accumulated amortization of $14,408 ...................................          72,038
Interest receivable ..........................................................................           6,580
                                                                                                   -----------
      Total Assets ...........................................................................     $10,298,999
                                                                                                   ===========
LIABILITIES
Accrued expenses .............................................................................     $    97,942
                                                                                                   -----------
      Total Liabilities ......................................................................          97,942
                                                                                                   -----------
NET ASSETS ...................................................................................     $10,201,057
                                                                                                   ===========
Components of net assets:
   Paid-in-capital, par value $0.0001 ........................................................     $10,170,000
   Distributable earnings ....................................................................          31,057
                                                                                                   -----------

NET ASSETS ...................................................................................     $10,201,057
                                                                                                   ===========

NET ASSET VALUE (10,170 shares outstanding) ..................................................     $  1,003.05
                                                                                                   ===========



SCHEDULE OF INVESTMENTS
March 31, 2005


--------------------------------------------------------------------------------
                       INVESTMENT STRATEGY AS A PERCENTAGE
                              OF TOTAL INVESTMENTS

                                [Graph Omitted]
                              Plot Point follows:
         PRIVATE EQUITY REAL ESTATE FUNDS ("UNDERLYING FUNDS"), (100%)


                                                                                                        % OF NET
                                      DESCRIPTION                                        VALUE           ASSETS
-----------------------------------------------------------------------------------------------------------------
PRIVATE EQUITY REAL ESTATE FUNDS ("UNDERLYING FUNDS"), (100%)
MMA/Transwestern Mezzanine Realty Partners II, L.L.C.1 .........................      $ 222,752             2.18%
                                                                                      ---------------------------
   Total investments at fair value (cost $222,752) .............................      $ 222,752             2.18%
                                                                                      ===========================

---------------
1 Investment is illiquid, exempt from registration under the Securities Act of 1933 and may only be sold accordingly.


See accompanying notes to financial statements.


8 : Madison Harbor Balanced Strategies, Inc.

STATEMENT OF OPERATIONS

For the Period from January 28, 2005 (commencement of operations) to March 31, 2005



NET INVESTMENT INCOME:

INCOME
   Interest income .................................................   $  35,634
   Income from Underlying Fund .....................................      12,837
                                                                       ---------
   Total investment income .........................................      48,471
                                                                       ---------

EXPENSES
Management fees (note 5) ...........................................       2,550
Professional fees ..................................................      41,250
Administration fees (note 7) .......................................      29,733
Printing expense ...................................................      15,000
Amortization of offering costs .....................................      14,408
Insurance expense ..................................................       6,500
Other expenses .....................................................      16,049
                                                                       ---------
      Total operating expenses before reimbursement from Adviser ...     125,490
Reimbursement from Adviser .........................................   (108,076)
                                                                       ---------
      Net operating expenses .......................................      17,414
                                                                       ---------
      NET INVESTMENT INCOME ........................................      31,057
                                                                       ---------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $  31,057
                                                                       =========



STATEMENT OF CHANGES IN NET ASSETS
For the period from January 28, 2005 (commencement of operations) to March 31, 2005


INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:

   Net investment income ........................................... $    31,057
                                                                     -----------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........      31,057
                                                                     -----------

CAPITAL SHARE TRANSACTIONS:

   Capital contributions ...........................................  10,170,000
                                                                     -----------
   NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS ..  10,170,000
                                                                     -----------
      NET INCREASE IN NET ASSETS ...................................  10,201,057
   Net Assets, beginning of period                                             -
                                                                     -----------
   NET ASSETS, END OF PERIOD ....................................... $10,201,057
                                                                     ===========
See accompanying notes to financial statements.


                                    Madison Harbor Balanced Strategies, Inc. : 9

FINANCIAL HIGHLIGHTS

For the period from January 28, 2005 (commencement of operations) to March 31, 2005



PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):
   Net asset value, beginning of period ...........................  $  1,000.00
   Net investment income ..........................................         3.05
                                                                     -----------
      Total from operations .......................................         3.05
                                                                     -----------
   Net asset value, end of period .................................  $  1,003.05
                                                                     ===========

Total return ......................................................        0.31%
                                                                     ===========

Net assets, end of period .........................................  $10,201,057
                                                                     ===========

RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reimbursement1,2 ...................        0.17%
   Expenses, excluding expense reimbursement1,2 ...................        1.23%
   Net investment income1 .........................................        0.31%

Portfolio turnover rate ...........................................        0.00%

----------------
 1   Not annualized.

 2   Does not include expenses of Underlying Fund investments.


See accompanying notes to financial statements.


10 : Madison Harbor Balanced Strategies, Inc.

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2005



(1) ORGANIZATION

Madison Harbor Balanced Strategies, Inc. (the "Fund"), is a Maryland corporation formed on December 16, 2003 under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified, management investment company. The Fund commenced operations on January 28, 2005. The Fund intends to elect to be treated as a real estate investment trust ("REIT") for federal income tax purposes. Pursuant to the Investment Advisory Agreement, Madison Harbor Capital Management, LLC, a Delaware limited liability company, serves as the adviser of the corporation (the "Adviser"). The Adviser is responsible for the day-to-day management and operation of the Fund. The Board of Directors ("the Board") has overall responsibility for the management and supervision of the Fund.

The investment objective of the Fund is to seek long-term capital appreciation as well as current return and to mitigate risk through diversification by investment in professionally managed real estate private equity funds (the "Underlying Funds").


--------------------------------------------------------------------------------
(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (A) BASIS OF PRESENTATION
        The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles.

    (B) USE OF ESTIMATES
        The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the reported amounts in the financial statements. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent, however, actual results could differ from these estimates.

    (C) VALUATION
        The Fund values assets for which market prices are readily available at fair market value. For all other securities and assets, including investments in Underlying Funds, fair value is determined in good faith by the Board based upon relevant available information. The Board will rely in part on valuations provided by the boards or managers of the Underlying Funds. The Fund's net asset value per share is determined by the Board at the end of each calendar quarter. Because of the inherent uncertainty of valuations, the fair values as determined by the Board may differ significantly from the values that would have been used had a ready market for those investments existed, and the differences could be material.

    (D) DISTRIBUTIONS TO SHAREHOLDERS
        Distributions to shareholders are recorded on the dividend declaration date.

    (E) INCOME AND EXPENSE RECOGNITION
        Dividend and interest income is recognized on the accrual basis. Investment transactions are accounted for on a trade date basis.

        The Fund shall be responsible for and shall pay all fees and expenses incurred. Such expenses include, but are not limited to, the Adviser's management fee, fees paid to the Fund's administrator and custodian, legal


                                   Madison Harbor Balanced Strategies, Inc. : 11

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2005 (continued)



    (E) INCOME AND EXPENSE RECOGNITION (CONTINUED) fees, accounting fees and audit expenses, the fees and expenses of directors, directors and officers insurance, travel expenses incurred on the Fund's behalf, and organizational and offering costs of the Fund.

        In the event that expenses of the Fund in any particular fiscal year of operations, excluding the Adviser's management fees, exceed 1.00% of the Fund's net asset value as determined at the end of the fiscal year, the Adviser will reimburse the Fund for any such expenses incurred above 1.00% of the Fund's net asset value. The total expenses of the Fund, excluding management fees, for the period from January 28, 2005 (commencement of operations) to March 31, 2005 amounted to $122,940. Due to the Fund's limited operations for the period ended March 31, 2005, the amount of the Adviser's first reimbursement will be calculated for the period from the commencement of the Fund's operations on January 28, 2005, through the end of its first full fiscal year on March 31, 2006. The estimated reimbursement calculated for the period from January 28, 2005 (commencement of operations) through March 31, 2005 amounted to $108,076.

    (F) OFFERING COSTS
        Offering costs have been accounted for as a deferred charge and are amortized on a straight-line basis, over a period not to exceed twelve months or until the Fund's subscription period closes. At such time, the cumulative offering costs, net of accumulated amortization, will be charged to paid-in capital.

        All offering costs to date have been advanced on behalf of the Fund by the Adviser or its affiliates. The Adviser and its affiliates have agreed not seek reimbursement of such costs in excess of 0.85% of the gross proceeds of all offerings. During the period ended March 31, 2005, the Fund reimbursed the Adviser $86,446, an amount equal to 0.85% of the gross proceeds of the Fund's first offering.

    (G) INCOME TAXES
        The Fund intends to elect to be taxed as a REIT for federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to REITs and to distribute all of its taxable income to shareholders. Accordingly, no provision has been made in the accompanying financial statements for federal income taxes.

    (H) CASH AND CASH EQUIVALENTS
        Cash and cash equivalents include investments with highly rated financial institutions with maturities of three months or less. At March 31, 2005, cash and cash equivalents were invested in suitable REIT-qualifying securities.


12 : Madison Harbor Balanced Strategies, Inc.

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2005 (continued)



(3) CAPITAL SHARE TRANSACTIONS
As of March 31, 2005, 300,000 shares of $0.0001 par value common stock were authorized.

                                 FOR THE PERIOD FROM JANUARY 28, 2005
                                    (COMMENCEMENT OF OPERATIONS) TO
                                            MARCH 31, 2005
                                --------------------------------------
                                    SHARES                  AMOUNT
----------------------------------------------------------------------
Shares sold ....................    10,170               $10,170,000

Shares of the Fund's common stock have been sold at a price of $1,000 per share. The Fund's shares are not traded on any securities exchange, are not expected to trade on any other market, and are subject to restrictions on transferability and resale. Shareholders do not have the right to require the Fund to repurchase or redeem their shares. The Fund may, from time to time after the one-year anniversary of the Fund's closing, offer to repurchase Fund shares annually, on terms established by the Board. Such repurchases, if any, will be subject to available liquidity and other restrictions, be consummated at a discount to then net asset value, and will at no time exceed more than 5% of the Fund's outstanding shares.

The Adviser may pay, from its own resources, compensation to certain distributors of the Fund's shares in connection with the servicing of investors. This amount is currently anticipated to range between 0.325% and 0.650% of net asset value annually.

As of March 31, 2005, affiliates of the Adviser owned approximately 1.2% of the shares of the Fund.


--------------------------------------------------------------------------------
(4) INVESTMENTS IN UNDERLYING FUNDS

As of March 31, 2005, the Fund had committed an aggregate of $1,478,000 to one Underlying Fund. Redemptions are not permitted and liquidity is available only to the extent of distributable, realized events. As of March 31, 2005, the unfunded commitment to the Underlying Fund amounted to $1,255,248.

Cost of purchases and proceeds received from the Underlying Fund for the period January 28, 2005 (commencement of operations) to March 31, 2005, amounted to $235,809 and $25,894, respectively. Proceeds received consisted of a recallable return of capital amounting to $13,057 and income amounting to $12,837. At March 31, 2005, the cost of the investment for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At March 31, 2005, there was no accumulated net unrealized appreciation or depreciation on the investment in the Underlying Fund.


--------------------------------------------------------------------------------
(5) INVESTMENT ADVISORY FEES

Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive, on a quarterly basis, in advance, an annualized management fee at a rate equal to 2.00% of the net asset value of the Fund comprised of Underlying Fund investments and 1.00% of the net asset value of the Fund comprised of proceeds of offerings and distributions that have not been invested in Underlying Funds.


                                   Madison Harbor Balanced Strategies, Inc. : 13

NOTES TO THE FINANCIAL STATEMENTS
March 31, 2005 (continued)



(5) INVESTMENT ADVISORY FEES (CONTINUED)

The Adviser has committed to reduce its total management fee to an annualized rate no greater than 0.15% of the net asset value of the Fund until December 31, 2005, to the extent the subscription period remains open. For the period January 28, 2005 (commencement of operations) to March 31, 2005, the Adviser earned a management fee of $2,550, which was paid by the Fund on May 4, 2005.


--------------------------------------------------------------------------------
(6)  ENGAGEMENT OF SUB-ADVISER

The Adviser has engaged a sub-adviser, Conning Asset Management Company (the "Sub-Adviser"), to manage the assets of the Fund that have not yet been invested in Underlying Funds by purchasing REIT-qualifying investment securities. The Adviser will compensate the Sub-Adviser directly for its services and will not be entitled to reimbursement from the Fund.

As of March 31, 2005, the value of assets managed by the Sub-Adviser amounted to $9,859,012. Such amounts are included in cash and cash equivalents in the accompanying statement of assets and liabilities.


--------------------------------------------------------------------------------
(7)  ADMINISTRATION AGREEMENT

SEI Investments Global Funds Services (the "Administrator") provides certain administration, accounting and investor services for the Fund. In consideration for such services, the Fund pays the Administrator a monthly fee based on month-end net assets at an annual rate of up to 0.10%, subject to certain fee minimums, and will reimburse the Administrator for certain out-of-pocket expenses.


--------------------------------------------------------------------------------
(8)  SUBSEQUENT EVENTS

On April 22, 2005, a dividend of $3.05 per share was declared. The dividend was paid on April 25, 2005 to shareholders of record on March 31, 2005.

On April 27, 2005, a special dividend ("Special Dividend"), as defined in the private placement memorandum, was declared. The Special Dividend, amounting to $1.17 per share, was paid on April 28, 2005 to shareholders of record on April 28, 2005 in advance of the Fund's second offering of shares, which occurred on April 29, 2005.

On April 29, 2005, the Fund received proceeds of $2,005,000 from its second offering.

On May 4, 2005, the Fund reimbursed the Adviser $17,043 for costs relating to the second offering. Such amount represented 0.85% of the gross proceeds of such offering.

As of May 25, 2005, the Fund had commitments to three Underlying Funds outstanding, of which approximately $223,000 had been funded to one Fund.


14 : Madison Harbor Balanced Strategies, Inc.

INVESTMENT ADVISORY SERVICES
March 31, 2005



THE ADVISORY AGREEMENT

Madison Harbor Balanced Strategies, Inc. (the "Fund") has entered into an Investment Advisory Agreement (the "Agreement") with Madison Harbor Capital Management, LLC (the "Adviser") to manage the investment of the Fund's assets and to provide such investment research, advice and supervision, in conformity with the Fund's investment objective and policies, as may be necessary for its operation. The Investment Advisory Agreement provides that the Adviser shall, subject to the supervision of the Board, identify, monitor and dispose of the Fund's investments and provide management and administrative services as it may reasonably request.

The Adviser will be responsible for the Fund's day-to-day activities, including, for example:
     o    Identification of investment opportunities ("Underlying Funds");
     o    Underlying Fund evaluation, selection and due diligence;
     o    Investment monitoring, asset management and portfolio management; and
     o    Fund administration.

--------------------------------------------------------------------------------
CONSIDERATION OF THE ADVISORY AGREEMENT

In evaluating the Investment Advisory Agreement, the Fund's Board of Directors (the "Board") reviewed materials furnished by the Investment Adviser, including information regarding the Investment Adviser, its affiliates and its personnel, operations and financial condition. The Board also discussed with representatives of the Investment Adviser the Fund's prospective operations and the Investment Adviser's ability to provide advisory and other services to the Fund. The Board likewise considered, among other things, the following material factors during their review of the Investment Advisory Agreement:
     o the nature of the services to be provided by the Investment Adviser, including the process to be used in connection with its analysis of the Underlying Funds and their investment managers;
     o the proposed fees to be charged by the Investment Adviser for its services, including a comparative analysis of fees and expense ratios of investment companies with similar objectives and strategies managed by other investment advisers;
     o the experience of the investment advisory and other personnel as they would relate to providing services to the Fund; and
     o the cost of services to be provided by the Adviser relative to the profits to be realized by the Adviser and its affiliates as a result of its relationship with the the Fund.

--------------------------------------------------------------------------------
Advisor's Compensation and Profitability

Pursuant to the Investment Advisory Agreement, the Fund will pay the Adviser, on a quarterly basis, in advance, a management fee at an annual rate equal to the sum of (i) 1.0% of the net asset value ("NAV") of the proceeds of offerings not yet invested in Underlying Funds (the "Managed Account"), and (ii) 2.0% of the NAV of funds invested in Underlying Funds. For purposes of determining the Adviser's fee, the NAV of each of the Managed Account and amounts invested in Underlying Funds will be the value of total assets of each, minus a pro rata portion of the sum of accrued liabilities (including accrued expenses) of the Fund and any declared but unpaid dividends on the Fund's shares. The Management Fee will be earned at the beginning of each quarter and payable once the Fund's NAV calculation is finalized for the most recently closed quarter, in accordance with the procedures set forth in the Fund's Private Placement Memorandum. The Adviser has agreed to reduce the management fee during the subscription period, which will end on the date of the Fund's final closing scheduled to occur no later than December 30, 2005, to 0.15% of total assets under management. The Adviser has engaged Conning Asset Management Company as sub-adviser to manage the assets of the Managed Account. The sub-adviser will be compensated by the Adviser.


                                   Madison Harbor Balanced Strategies, Inc. : 15

March 31, 2005


EXPENSES, PERFORMANCE AND ECONOMIES OF SCALE (CONTINUED)

Under the Investment Advisory Agreement, the Fund is obligated to bear all costs and expenses directly allocable and identifiable to it or its business or investments, including, but not limited to: fees and expenses of the Board; fees of the Adviser; fees and expenses of registering the Fund and its securities under any applicable federal and state securities laws; interest; taxes; fees and expenses of its legal counsel and independent accountants; fees and expenses of its Administrator, transfer agent and custodian; expenses of printing and mailing share certificates (if any); reports to shareholders; notices to shareholders; proxy statements; reports to regulatory bodies; brokerage and other expenses in connection with the execution, recording and settlement of transactions; expenses in connection with the acquisition and disposition of portfolio investments or the registration of privately issued portfolio securities; costs of third party evaluations or appraisals of the Fund (or its assets) or its actual investments; expenses of membership in investment company and other trade associations; expenses of fidelity bonding and other insurance premiums; expenses of shareholders' meetings; fees payable to the National Association of Securities Dealers, Inc. (the "NASD"), if any, in connection with this offering; indemnification costs and expenses; fees and expenses of legal counsel, if any, to the members of the Board who are not interested persons of the Fund (within the meaning of the Investment Company Act of 1940); and its other business and operating expenses. In the event that the expenses of the Fund in any particular year of operations, excluding the Adviser's management fees, exceed 1.00% of the Fund's net asset value as of the end of such year, the Adviser will reimburse the Fund for any such expenses.


--------------------------------------------------------------------------------
Nature, Extent and Quality of Advisor Services

The directors who are not "interested persons" of the Fund met in an executive session during which they considered the capability of the Adviser and its experience managing other similar products and concluded the Adviser had experience and personnel sufficient to manage the Fund. They considered the comparative fees and expenses and concluded that the fees to be charged by the Investment Adviser were reasonable. After having the opportunity to request and review such additional information as they deemed necessary and considering the foregoing, the Board concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund's shareholders.

Based upon the wide variety of information considered by the Board in evaluating the Investment Advisory Agreement, and the complexity of the Investment Advisory Agreement itself, the Board did not find it practicable to, and did not attempt to, quantify, rank or otherwise assign relative weight to the factors they considered. In addition, different members of the Board may have given different weight to different factors. However, in general the Board noted the particular expertise of the personnel of the Adviser in the real estate sector, and the appropriateness of the Adviser's fee structure.

Subsequent to the Board's approval, the Fund's sole shareholder, Madison Harbor Capital Management, LLC, likewise approved the Investment Advisory Agreement.

The Investment Advisory Agreement provides for indemnification by the Fund of the Adviser, its affiliates and their officers, directors, employees, members and agents from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) incurred by them in connection with, or resulting from, their actions or inactions in connection with the performance of, or under, the Fund's Investment Advisory Agreement. Indemnification is only available to the extent the loss, claim, damage, liability or expense did not result from willful misfeasance, bad faith or gross negligence in the performance by the persons seeking indemnification of their duties under the Fund's Investment Advisory Agreement, or the reckless disregard of their obligations and duties under the Fund's Investment Advisory Agreement.

The Fund's Investment Advisory Agreement provides that it will continue in effect for the life of the Fund. In accordance with the requirements of the Investment Advisors Act of 1940, however, the Board must re-approve the Investment Advisory Agreement on an annual basis.

16 : Madison Harbor Balanced Strategies, Inc.

THE MANAGEMENT TEAM AND
INDEPENDENT DIRECTORS 1


RICHARD W. MAINE 64 CHAIRMAN OF THE BOARD, INVESTMENT COMMITTEE CHAIRMAN AND PORTFOLIO MANAGER.
Mr. Maine has over 38 years of real estate investment experience including positions as senior real estate partner at Landmark Partners and Chief Investment Officer of Connecticut General (later CIGNA). Most recently, he managed three real estate funds of funds which acquired in the aggregate, on a secondary basis, over $1 billion of assets on behalf of investors. Previously, he served as Chief Investment Officer for Connecticut General's $50 billion investment portfolio and directly oversaw its commercial mortgage portfolio of $12 billion with annual commitments of $2 billion and a $3 billion real estate equity portfolio of 200 properties on behalf of institutional clients.

EDWARD M. CASAL 47 PRESIDENT, CHIEF EXECUTIVE OFFICER, CHIEF INVESTMENT OFFICER AND DIRECTOR OF THE FUND.
Mr. Casal has over 24 years of broad experience in real estate and corporate finance at UBS, its predecessor Dillon, Read & Co. and Goldman, Sachs & Co. Most recently Mr. Casal was Executive Director of the UBS real estate investment banking group. In his career, he has been actively involved in over $20 billion of real estate investments including equity, debt, joint venture and merger and acquisition transactions.

RUSSELL H. BATES 38 EXECUTIVE VICE PRESIDENT.
Mr. Bates has 13 years of experience in business and law, most recently as a real estate investment banker at UBS and Friedman Billings Ramsey and as an attorney with the U.S. Securities and Exchange Commission. Mr. Bates also served as Senior Investment Officer of FBR Asset Investment Corp., where he managed its real estate mezzanine lending program and had portfolio responsibility for its mortgage loan holdings. Mr. Bates is a member of the State Bar of Maryland.


--------------------------------------------------------------------------------
INDEPENDENT DIRECTORS OF THE FUND

CYDNEY C. DONNELL 45 is currently an Executive Professor in Finance at the Mays Business School at Texas A&M University. She formerly served as a Managing Director at European Investors/Ell Realty Securities, Inc. where she managed real estate securities on behalf of U.S. pension funds, foundations, endowments and high net worth clients. Ms. Donnell holds a directorship at European Investors Holding Co., Inc. and serves on the Valuation Committee, Audit Committee and the Nominating and Compensation Committee of the Fund.

STANLEY PERLA, CPA 62 was formerly a real estate audit partner with Ernst & Young. He served as Ernst & Young's National Director of Real Estate Accounting as well as on Ernst & Young's National Accounting and Audit Committee. Mr. Perla holds directorships at Lexington Corporate Properties Trust and American Mortgage Acceptance Company and is Chairman of the Audit Committee of the Fund.

LELAND R. SPEED 72 serves as Chairman of the Board of Directors of two New York stock exchange listed real estate investment trusts: Parkway Properties Inc. and EastGroup Properties Inc. He also serves as the Executive Director of the Mississippi Development Authority. Mr. Speed serves on the Audit Committee and the Nominating and Compensation Committee of the Fund.


----------------
1 All directors of the Fund have served since the Fund's inception, with the exception of Mr. Speed who has served since October 2004. Mr. Maine and Mr. Casal do not hold any directorships other than with the Fund.

[LOGO OMITTED]
 ---------
  Madison      MADISON HARBOR BALANCED STRATEGIES, INC.
   Harbor      The Chrysler Building
  Capital      405 Lexington Avenue, 47th Floor
 ---------     New York, NY 10174-4700






Beginning on the fiscal quarter ended June 30, 2005, the Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-212-380-5500; and (ii) on the Commission's website at http://www.sec.gov. However, since the Fund's strategy consists of investing in real estate private equity funds ("Underlying Funds"), for which voting rights will be limited, the Fund will likely have few, if any, opportunities to vote proxies.

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a Code of Ethics, included herein, that applies to the registrant's principal executive and senior financial officers.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Stanley Perla who is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Fund.

The aggregate fees for services rendered to the Fund by KPMG LLP for fiscal year 2005 are presented below. There were no such fees for fiscal year 2004 since the Fund did not commence operations until January 28, 2005.



------------------------------------------------------------------------
                                       FISCAL 2005
------- ---------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees
                   services to the   services to       and services to
                   Fund that were    service           service
                   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require
                                     approved          pre-approval
------- ---------- ----------------- ----------------- -----------------
(a)     Audit      $30,000           N/A               N/A
        Fees(1)

------- ---------- ----------------- ----------------- -----------------
(b)     Audit-     $4,000(2)         N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- -----------------
(c)     Tax Fees   $14,500(2)        N/A               N/A

------- ---------- ----------------- ----------------- -----------------
(d)     All        $0                N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- -----------------

Notes:
     (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
     (2) Includes amounts related to review of the organization of Madison Harbor Balanced Strategies, Inc. including accounting and tax research and consultation.

(e)(1) It is the policy of the Audit Committee to pre-approve all auditing services and permitted non-audit services (including fees and terms thereof) to be performed for the Fund by its independent accountants, subject to the de minimis exceptions for non-audit services described in Section 10A(i)(B) of the Securities Exchange Act of 1934 (the "Exchange Act"). The Audit Committee may form and delegate authority to subcommittees consisting of one or more independent members when appropriate, including the authority to grant pre-approvals of audit and permitted non-audit services, provided that decisions of such subcommittee to grant pre-approvals shall be presented to the full Audit Committee at each of its next scheduled meetings.

(e)(2) All non-audit services in (b) through (d) above were rendered subsequent to the effective date of the Fund's registration statement and pre-approved by the Audit Committee.


(f)       Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $14,500 for 2005 and $0 for 2004, since the Fund did not commence operations until January 28, 2005.

(h)       Not applicable.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable as the registrant is not a listed issuer as defined in Rule 10A-3 under Securities Exchange Act of 1934.

ITEM 6.    SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, Madison Harbor Capital Management, LLC (the "Advisor"). However, since the Fund's strategy consists of investing in real estate private equity funds, for which voting rights will be limited, there will likely be few, if any, opportunities to vote proxies on behalf of the Fund. The Proxy Voting Policies and Procedures of the Advisor ("Proxy Voting Polices") are as follows:

                     Madison Harbor Capital Management, LLC

                           Policies and Procedures for
         Voting Proxies on Behalf of Investment Advisory Client Accounts


INTRODUCTION

As an investment adviser registered under the Investment Advisers Act of 1940, Madison Harbor Capital Management, LLC has a fiduciary duty to act solely in the best interests of our clients. As part of this duty, we recognize that we must vote client securities in a timely manner free of conflicts of interest and in the best interests of our clients.

These policies and procedures for voting proxies for our investment advisory clients are intended to comply with Section 206 of, and Rule 206(4)-6 under, the Investment Advisers Act of 1940.


PROXY POLICIES

These policies are designed to be responsive to the wide range of subjects that may be the subject of a proxy vote. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. In general, we will vote proxies in accordance with these guidelines unless: (1) we have determined to consider the matter on a case-by-case basis (as is stated in these guidelines), (2) the subject matter of the vote is not covered by these guidelines, (3) a material conflict of interest is present, or (4) we might find it necessary to vote contrary to our general guidelines to maximize shareholder value and vote in our clients' best interests. In such cases, a decision on how to vote will be made by the Proxy Voting Committee (as described below). In reviewing proxy issues, we will apply the following general policies:
Elections of Directors: In general, we will vote in favor of the management-proposed slate of directors. If there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, the Proxy Voting Committee will determine the appropriate vote on the matter. We believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote and failure to act on tender offers where a majority of shareholders have tendered their shares. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.
Appointment of Auditors: We believe that the company remains in the best position to choose the auditors and will generally support management's recommendation.
Changes in Capital Structure: Changes in a company's charter, articles of incorporation or by-laws may be required by state or federal regulation. In general, we will cast our votes in accordance with the company's management on such proposals. However, the Proxy Voting Committee will review and analyze on a case-by-case basis any proposals regarding changes in corporate structure that are not required by state or federal regulation.
Corporate Restructurings, Mergers and Acquisitions: We believe proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, the Proxy Voting Committee will analyze such proposals on a case-by-case basis.
Proposals Affecting Shareholder Rights: We will generally vote with management on matters that affect shareholder rights.
Corporate Governance: We recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company.
Anti-Takeover Measures: The Proxy Voting Committee will evaluate, on a case-by-case basis, proposals regarding anti-takeover measures to determine the measure's likely effect on shareholder value dilution. Stock Splits: We will generally vote with management on stock split matters. Limited Liability of
Directors: We will generally vote with management on matters that would affect the limited liability of directors.
Social and Corporate Responsibility: The Proxy Voting Committee may review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

PROXY VOTING PROCEDURES

We will generally vote proxies in accordance with these guidelines. In circumstances in which (1) we have determined to consider the matter on a case-by-case basis (as is stated in these guidelines), (2) the subject matter of the vote is not covered by these guidelines, (3) a material conflict of interest is present, or (4) we might find it necessary to vote contrary to our general guidelines to maximize shareholder value and vote in our clients' best interests, the Proxy Voting Committee will vote the proxy.

PROXY VOTING COMMITTEE

We have formed a proxy voting committee to establish general proxy policies and consider specific proxy voting matters as necessary. In addition, members of the committee may contact management and interested shareholder groups as necessary to discuss proxy issues. Members of the committee will include relevant senior personnel. The committee may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committee monitors adherence to guidelines, and reviews the policies contained in this statement from time to time.

CONFLICTS OF INTEREST

We recognize that there may be a potential conflict of interest when we vote a proxy solicited by an issuer that is our advisory client or a client or customer of one of our affiliates or with whom we have another business or personal relationship that may affect how we vote on the issuer's proxy. We believe that adherence to these policies and procedures ensures that proxies are voted with only our clients' best interests in mind. To ensure that our votes are not the product of a conflict of interests, we require that: (i) anyone involved in the decision making process (including members of the Proxy Voting Committee) to disclose to the chairman of the Proxy Voting Committee any potential conflict that he or she is aware of and any contact that he or she has had with any interested party regarding a proxy vote; and (ii) employees involved in the decision making process or vote administration are prohibited from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties.

PROXY VOTING

Each account's custodian will forward all relevant proxy materials to us, either electronically or in physical form to the address of record that we have provided to the custodian.

PROXY RECORDKEEPING

We must retain the following documents pertaining to proxy voting:

     1.   Copies of our proxy voting polices and procedures;
     2.   Copies of all proxy statements;
     3.   Records of all votes cast by us;
     4. Copies of all documents created by us that were material to making a decision how to vote proxies or that memorializes the basis for that decision;
     5. Copies of all written client request for information with regard to how we voted proxies on behalf of the client as well as any written responses provided.

All of the above-referenced records will be maintained and preserved for a period of not less than five years from the end of the fiscal year during which the last entry was made. The first two years of records must be maintained at our office.

PROXY VOTING RECORDS

Clients may obtain information about how we voted proxies on their behalf by making a written request for proxy voting information to: Chief Compliance Officer, Madison Harbor Capital Management, LLC, The Chrysler Building,
405 Lexington Avenue, New York, NY 10174.


ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable. Neither the registrant nor any affiliated purchasers, as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934
(17 CFR 240.10b-18(a)(3)), purchased any shares of the Fund that are registered by the registrant pursuant to Section 12 of the Securities Exchange Act of 1934 (15 U.S. 781).

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Pursuant to the Bylaws of the Fund, in the event of a vacancy on the Board of Directors of the Fund, nominations of candidates for election as Directors may be submitted by shareholders of the Fund pursuant to timely notice in writing to the Secretary of the Corporation. Such notice, to be timely, must be delivered to, mailed and received at, the principal office of the Fund not more than 30 days after the date of the notice of an annual or special meeting of the stockholders of the Fund. The notice accompanying such shareholder nominations shall state with respect to such nominee: (i) the name, age, business and residential address of such person; (ii) the principal occupation or employment of such person; and (iii) the class and number of shares of common stock of the Fund beneficially owned by such person as of the date of such notice. There have been no material changes to such procedures since the adoption of the Bylaws of the Fund on December 17, 2003, in connection with the formation of the Fund.


ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit I through IV.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Madison Harbor Balanced Strategies, Inc.


By (Signature and Title)                /s/ Edward M. Casal
                                        -------------------
                                        Edward M. Casal
                                        Chief Executive Officer

Date June 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Edward M. Casal
                                        -------------------
                                        Edward M. Casal
                                        Chief Executive Officer
Date June 7, 2005


By (Signature and Title)                /s/ Christopher J. Brown
                                        ------------------------
                                        Christopher J. Brown
                                        Chief Compliance Officer and Chief
                                        Financial Officer of Madison
                                        Harbor Capital Management, LLC, the
                                        Fund's Adviser

Date June 7, 2005